Revenue and Performance Obligations - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 424.0		$ 424.0		$ 409.5
Subscription | Minimum
Disaggregation of Revenue [Line Items]
Contract term			1 year		1 year
Subscription | Maximum
Disaggregation of Revenue [Line Items]
Contract term			3 years		3 years
Product concentration risk | Revenue | Subscription
Disaggregation of Revenue [Line Items]
Concentration risk percentage	95.00%	94.00%	95.00%	94.00%	93.00%	91.00%	91.00%